Condensed Supplemental Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Mar. 31, 2012	Oct. 01, 2011	Sep. 30, 2011	Oct. 02, 2010	Oct. 01, 2010	Sep. 26, 2009
Condensed Consolidating Financial Information [Line Items]
Cash and cash equivalents	$ 16	$ 87	$ 32	$ 42	$ 42	$ 148	$ 148	$ 10
Accounts receivable, net of allowance	458	455		543
Inventories	610	535		578
Prepaid expenses and other current		156		92
Total current assets		1,233
Current assets	1,249	1,233		1,255
Property, plant and equipment, net	1,242	1,216		1,250
Intangible assets, net	2,579	2,636		2,704
Other noncurrent assets	2,591	2,657
Other assets	12	21		8
Total assets	5,082	5,106		5,217
Accounts payable	375	306		352
Current liabilities		646
Accrued and other current liabilities	300	300		286
Long-term debt-current portion	57	40		46
Current liabilities	732	646		684
Long-term debt		4,431		4,581
Deferred tax liabilities	330	315		233
Other long-term liabilities	393	166		170
Noncurrent liabilities	4,665	4,912		4,984
Total liabilities	5,397	5,558		5,668
Equity (deficit)	(315)	(452)
Redeemable shares		23		16
Total equity	(315)	(475)	(487)	(467)	(467)	(141)		(20)
Total liabilities and stockholders' equity (deficit)	5,082	5,106		5,217
Parent Company
Condensed Consolidating Financial Information [Line Items]
Intercompany receivable	257	243		159
Prepaid expenses and other current		120		62
Total current assets		363
Current assets	130	120		221
Intangible assets, net		8		5
Other noncurrent assets	682	262
Investment in subsidiaries		254		282
Total assets	1,069	625		508
Current liabilities		18
Accrued and other current liabilities		18		12
Current liabilities	74	18		12
Long-term debt		736		697
Deferred tax liabilities		315		233
Other long-term liabilities		8		17
Noncurrent liabilities	1,310	1,059		947
Total liabilities		1,077		959
Equity (deficit)	(315)	(452)
Redeemable shares		23		16
Total equity		(475)		(467)
Total liabilities and stockholders' equity (deficit)	1,069	625		508
Issuer
Condensed Consolidating Financial Information [Line Items]
Cash and cash equivalents	(3)	66	18	20	20	132	132	7
Accounts receivable, net of allowance		60		80
Intercompany receivable	3,595	3,800		4,078
Inventories		83		98
Prepaid expenses and other current		17		10
Total current assets		4,026
Current assets	160	226		4,286
Property, plant and equipment, net	121	113		129
Intangible assets, net		184		207
Other noncurrent assets	932	809
Investment in subsidiaries		615		417
Other assets		10
Total assets	4,808	4,948		5,039
Accounts payable		84		98
Current liabilities		278
Accrued and other current liabilities		159		147
Long-term debt-current portion		35		32
Current liabilities	277	278		277
Long-term debt		4,542		4,688
Other long-term liabilities		37		68
Noncurrent liabilities	3,961	4,579		4,756
Total liabilities		4,857		5,033
Equity (deficit)	570	91
Total equity		91		6
Total liabilities and stockholders' equity (deficit)	4,808	4,948		5,039
Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Cash and cash equivalents				5	5	2	2
Accounts receivable, net of allowance		336		411
Intercompany receivable		74
Inventories		414		445
Prepaid expenses and other current		9		9
Total current assets		833
Current assets	825	759		870
Property, plant and equipment, net	1,045	1,023		1,048
Intangible assets, net		2,343		2,447
Other noncurrent assets	2,328	2,353
Other assets		10		7
Total assets	4,198	4,209		4,372
Accounts payable		195		231
Current liabilities		315
Accrued and other current liabilities		120		126
Intercompany payable	3,872	3,966		4,167
Current liabilities	339	4,281		4,524
Other long-term liabilities		119		97
Noncurrent liabilities	118	119		97
Total liabilities		4,400		4,621
Equity (deficit)	(131)	(191)
Total equity		(191)		(249)
Total liabilities and stockholders' equity (deficit)	4,198	4,209		4,372
Non-Guarantor Subsidiaries
Condensed Consolidating Financial Information [Line Items]
Cash and cash equivalents	19	21	14	17	17	14	14	3
Accounts receivable, net of allowance		59		52
Intercompany receivable	20
Inventories		38		35
Prepaid expenses and other current		21		11
Total current assets		139
Current assets	144	139		115
Property, plant and equipment, net	76	80		73
Intangible assets, net		111		52
Other noncurrent assets	684	749
Other assets		638		511
Total assets	924	968		751
Accounts payable		27		23
Current liabilities		48
Accrued and other current liabilities		16		13
Intercompany payable		151		70
Long-term debt-current portion		5		2
Current liabilities	53	199		108
Long-term debt		3		3
Other long-term liabilities		5		5
Noncurrent liabilities	8	8		8
Total liabilities		207		116
Equity (deficit)	863	761
Total equity		761		635
Total liabilities and stockholders' equity (deficit)	924	968		751
Eliminations
Condensed Consolidating Financial Information [Line Items]
Intercompany receivable	(3,872)	(4,117)		(4,237)
Prepaid expenses and other current		(11)
Total current assets		(4,128)
Current assets	(10)	(11)		(4,237)
Intangible assets, net		(10)		(7)
Other noncurrent assets	(2,035)	(1,516)
Investment in subsidiaries		(869)		(699)
Other assets		(637)		(510)
Total assets	(5,917)	(5,644)		(5,453)
Current liabilities		(13)
Accrued and other current liabilities		(13)		(12)
Intercompany payable	(3,872)	(4,117)		(4,237)
Long-term debt-current portion				12
Current liabilities	(11)	(4,130)		(4,237)
Long-term debt		(850)		(807)
Other long-term liabilities		(3)		(17)
Noncurrent liabilities	(732)	(853)		(824)
Total liabilities		(4,983)		(5,061)
Equity (deficit)	(1,302)	(661)
Redeemable shares		23
Total equity		(661)		(392)
Total liabilities and stockholders' equity (deficit)	$ (5,917)	$ (5,644)		$ (5,453)